Stockholders' Equity	Jun. 30, 2015
Equity [Abstract]
Stockholders' Equity

NOTE 4 - STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, $0.0001 par value and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.0001 par value and is authorized to issue 10,000,000 shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

On June 30, 2015, the Company issued 14,900,000 shares of common stock to the founder, Vigil & Vigil Investments, Inc. at a price of $0.0001 per share or $1,490. The Company also issued 100,000 shares of its common stock to Jonathan McDermott, for services rendered in its formation at a price of $0.0001 per share, or $10. The board valued the stock at $0.0001 per share and deems it to be fair and reasonable.

As of June 30, 2015, there are 15,000,000 shares of common stock outstanding and no preferred stock outstanding.